                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-22314

                         Oppenheimer Corporate Bond Fund
               (Exact name of registrant as specified in charter)

             6803 South Tucson Way, Centennial, Colorado 80112-3924
               (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            Two World Financial Center, New York, New York 10281-1008
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200

                        Date of fiscal year end: July 31

                      Date of reporting period: 10/29/2010

ITEM 1. SCHEDULE OF INVESTMENTS.

Oppenheimer Corporate Bond Fund

STATEMENT OF INVESTMENTS October 29, 2010* (Unaudited)

                                                             Principal
                                                              Amount        Value
                                                            ----------   -----------
MORTGAGE-BACKED OBLIGATIONS--5.1%
Citigroup Mortgage Loan Trust, Inc. 2006-AR2, Mtg.
Pass-Through Certificates, Series 2006-AR2, Cl. 1A2,
5.203%, 3/1/36(1)                                           $  140,700   $   111,002
WaMu Mortgage Pass-Through Certificates 2005-AR14 Trust,
Mtg. Pass-Through Certificates, Series 2005-AR14, Cl.
1A4, 4.07%, 12/1/35(1)                                         218,882       185,753
WaMu Mortgage Pass-Through Certificates 2007-HY2 Trust,
Mtg. Pass-Through Certificates, Series 2007-HY2, Cl.
1A1, 5.33%, 12/1/36(1)                                         264,000       206,038
Wells Fargo Alternative Loan 2007-PA5 Trust, Mtg.
Asset-Backed Pass-Through Certificates, Series 2007-PA5,
CL. 1A1, 6.25%, 11/1/37                                         64,905        56,583
Wells Fargo Mortgage-Backed Securities 2006-AR2 Trust,
Mtg. Pass-Through Certificates, Series 2006-AR2, Cl.
2A3, 4.339%, 3/1/36(1)                                         232,288       205,515
Wells Fargo Mortgage-Backed Securities 2006-AR6 Trust,
Mtg. Pass-Through Certificates, Series 2006-AR6, Cl.
3A1, 4.703%, 3/25/36(1)                                        224,742       203,131
Wells Fargo Mortgage-Backed Securities 2007-AR8 Trust,
Mtg. Pass-Through Certificates, Series 2007-AR8, Cl. A1,
6.161%, 11/1/37(1)                                             233,601       194,589
                                                                         -----------
Total Mortgage-Backed Obligations (Cost $1,147,434)                        1,162,611
CORPORATE BONDS AND NOTES--89.0%
CONSUMER DISCRETIONARY--13.8%
AUTO COMPONENTS--1.0%
BorgWarner, Inc., 4.625% Sr. Unsec. Unsub. Nts., 9/15/20       220,000       230,105
AUTOMOBILES--0.9%
DaimlerChrysler NA Holdings Corp., 8.50% Nts., 1/18/31         155,000       208,378
DIVERSIFIED CONSUMER SERVICES--0.5%
Service Corp. International, 6.75% Sr. Unsec. Nts.,
4/1/15                                                         105,000       111,038
HOTELS, RESTAURANTS & LEISURE--2.2%
Hyatt Hotels Corp., 5.75% Sr. Unsec. Unsub. Nts.,
8/15/15(2)                                                     225,000       243,755
Marriott International, Inc., 6.20% Sr. Unsec. Unsub.
Nts., 6/15/16                                                  220,000       250,118
                                                                         -----------
                                                                             493,873
HOUSEHOLD DURABLES--0.9%
Fortune Brands, Inc., 6.375% Sr. Unsec. Unsub. Nts.,
6/15/14                                                        105,000       115,720
Whirlpool Corp., 8% Sr. Unsec. Nts., 5/1/12                     80,000        87,325
                                                                         -----------
                                                                             203,045
LEISURE EQUIPMENT & PRODUCTS--0.2%
Mattel, Inc.:
5.625% Sr. Unsec. Nts., 3/15/13                                 28,000        30,322
6.125% Sr. Unsec. Nts., 6/15/11                                 30,000        30,882
                                                                         -----------
                                                                              61,204
MEDIA--6.6%
Comcast Corp., 6.40% Sr. Unsec. Nts., 3/1/40                   100,000       110,705
DirecTV Holdings LLC/DirecTV Financing Co., Inc., 7.625%
Sr. Unsec. Unsub. Nts., 5/15/16                                200,000       224,256


                      1 | Oppenheimer Corporate Bond Fund

Oppenheimer Corporate Bond Fund

STATEMENT OF INVESTMENTS October 29, 2010* (Unaudited)

                                                             Principal
                                                              Amount        Value
                                                            ----------   -----------
MEDIA CONTINUED
DISH DBS Corp., 7.875% Sr. Unsec. Nts., 9/1/19              $  105,000   $   115,631
Grupo Televisa SA, 6.625% Sr. Unsec. Bonds, 1/15/40            110,000       122,172
Lamar Media Corp., 9.75% Sr. Unsec. Nts., 4/1/14                97,000       112,520
News America, Inc., 5.65% Sr. Nts., 8/15/20                    180,000       209,599
Time Warner Cable, Inc., 6.75% Sr. Unsec. Unsub. Nts.,
6/15/39                                                        100,000       115,068
Time Warner, Inc., 4.70% Sr. Unsec. Nts., 1/15/21              200,000       215,672
Viacom, Inc., 7.875% Sr. Unsec. Debs., 7/30/30                 134,000       158,738
Virgin Media Secured Finance plc, 6.50% Sr. Sec. Nts.,
1/15/18                                                        100,000       107,750
                                                                         -----------
                                                                           1,492,111
MULTILINE RETAIL--0.9%
Target Corp., 7% Bonds, 1/15/38                                160,000       201,404
SPECIALTY RETAIL--0.6%
Home Depot, Inc. (The), 5.40% Sr. Unsec. Unsub. Nts.,
9/15/40                                                         85,000        83,204
Staples, Inc., 7.75% Sr. Unsec. Unsub. Nts., 4/1/11             45,000        46,247
                                                                         -----------
                                                                             129,451
CONSUMER STAPLES--5.2%
BEVERAGES--2.1%
Anheuser-Busch InBev Worldwide, Inc., 7.75% Sr. Unsec.
Unsub. Nts., 1/15/19(2)                                        190,000       246,092
Constellation Brands, Inc., 8.375% Sr. Nts., 12/15/14          102,000       115,388
Diageo Capital plc, 5.875% Unsec. Unsub. Bonds, 9/30/36        100,000       111,004
                                                                         -----------
                                                                             472,484
FOOD & STAPLES RETAILING--0.7%
Delhaize Group, 5.70% Sr. Unsec. Nts., 10/1/40(2)              151,000       148,546
FOOD PRODUCTS--1.5%
Archer Daniels Midland Co., 5.375% Nts., 9/15/35               100,000       105,517
Bunge Ltd. Finance Corp., 8.50% Sr. Unsec. Nts., 6/15/19       100,000       122,266
Kraft Foods, Inc., 6.50% Sr. Unsec. Unsub. Nts., 2/9/40        100,000       115,181
                                                                         -----------
                                                                             342,964
TOBACCO--0.9%
Altria Group, Inc., 9.70% Sr. Unsec. Nts., 11/10/18             75,000       103,613
Lorillard Tobacco Co., 6.875% Sr. Unsec. Nts., 5/1/20          100,000       107,499
                                                                         -----------
                                                                             211,112
ENERGY--8.8%
ENERGY EQUIPMENT & SERVICES--2.1%
Rowan Cos., Inc., 5% Sr. Unsec. Nts., 9/1/17                   298,000       311,861
Weatherford International Ltd., 6.50% Sr. Unsec. Bonds,
8/1/36                                                         165,000       170,981
                                                                         -----------
                                                                             482,842
OIL, GAS & CONSUMABLE FUELS--6.7%
Apache Corp., 5.10% Sr. Unsec. Unsub. Nts., 9/1/40             100,000       100,372
Energy Transfer Partners LP, 7.50% Sr. Unsec. Unsub.
Bonds, 7/1/38                                                  170,000       197,657
Enterprise Products Operating LLP, 7.50% Sr. Unsec.
Unsub. Nts., 2/1/11                                             25,000        25,397
Hess Corp., 5.60% Sr. Unsec. Unsub. Bonds., 2/15/41            100,000       102,578
Nexen, Inc., 6.40% Sr. Unsec. Unsub. Bonds, 5/15/37             90,000        98,720
ONEOK Partners LP, 7.10% Sr. Unsec. Nts., 3/15/11               47,000        48,017
Southwestern Energy Co., 7.50% Sr. Nts., 2/1/18                192,000       221,760


                      2 | Oppenheimer Corporate Bond Fund

Oppenheimer Corporate Bond Fund

STATEMENT OF INVESTMENTS October 29, 2010* (Unaudited)

                                                             Principal
                                                              Amount        Value
                                                            ----------   -----------
OIL, GAS & CONSUMABLE FUELS CONTINUED
TransCanada PipeLines Ltd., 6.10% Sr. Unsec. Unsub.
Nts., 6/1/40                                                $  190,000   $   212,934
Williams Partners LP/Williams Partners Finance Corp.,
7.25% Sr. Unsec. Nts., 2/1/17                                  188,000       224,465
Woodside Finance Ltd., 4.50% Nts., 11/10/14(2)                 251,000       270,831
                                                                         -----------
                                                                           1,502,731
FINANCIALS--34.1%
CAPITAL MARKETS--10.5%
Blackstone Holdings Finance Co. LLC, 6.625% Sr. Unsec.
Nts., 8/15/19(2)                                               285,000       301,072
Discover Bank, 7% Sub. Nts., 4/15/20                           255,000       281,934
Goldman Sachs Group, Inc. (The), 5.375% Sr. Unsec.
Unsub. Nts., 3/15/20                                           550,000       583,014
Macquarie Group Ltd., 4.875% Sr. Unsec. Nts., 8/10/17(2)       300,000       303,791
Morgan Stanley, 5.50% Sr. Unsec. Unsub. Nts., 7/24/20(2)       575,000       599,528
Nomura Holdings, Inc., 6.70% Sr. Unsec. Nts., 3/4/20           180,000       204,794
TD Ameritrade Holding Corp., 2.95% Sr. Unsec. Unsub.
Nts., 12/1/12                                                  105,000       107,996
                                                                         -----------
                                                                           2,382,129
COMMERCIAL BANKS--7.4%
ANZ National International Ltd., 2.375% Sr. Unsec. Nts.,
12/21/12(2)                                                    100,000       102,173
Barclays Bank plc, 6.278% Perpetual Bonds(3)                   240,000       217,800
BNP Paribas SA, 5.186% Sub. Perpetual Nts.(2, 3)               220,000       212,300
HSBC Finance Capital Trust IX, 5.911% Nts., 11/30/35(1)        430,000       414,950
Lloyds TSB Bank plc, 6.50% Unsec. Sub. Nts., 9/14/20(2)        205,000       214,283
Royal Bank of Scotland (The) plc, 5.625% Sr. Unsec.
Unsub. Nts., 8/24/20                                           200,000       210,899
Santander U.S. Debt SA Unipersonal, 3.724% Sr. Unsec.
Unsub. Nts., 1/20/15(2)                                        200,000       203,500
Wells Fargo & Co., 7.98% Jr. Sub. Perpetual Bonds,
Series K(3)                                                    100,000       105,500
                                                                         -----------
                                                                           1,681,405
CONSUMER FINANCE--1.4%
American Express Bank FSB, 5.55% Sr. Unsec. Nts.,
10/17/12                                                        90,000        96,856
Capital One Capital IV, 6.745% Sub. Bonds, 2/17/37(1)          205,000       207,563
                                                                         -----------
                                                                             304,419
DIVERSIFIED FINANCIAL SERVICES--6.8%
Citigroup, Inc., 6.875% Sr. Unsec. Bonds, 3/5/38               400,000       445,830
ING Groep NV, 5.775% Jr. Unsec. Sub. Perpetual Bonds(3)        116,000       107,590
JPMorgan Chase & Co., 7.90% Perpetual Bonds, Series 1(3)       515,000       550,851
Merrill Lynch & Co., Inc., 7.75% Jr. Sub. Bonds, 5/14/38       395,000       432,982
                                                                         -----------
                                                                           1,537,253
INSURANCE--6.5%
Aflac, Inc., 6.90% Sr. Unsec. Unsub. Nts., 12/17/39            115,000       124,973
Burlington Northern Santa Fe LLC, 5.75% Sr. Unsec.
Bonds, 5/1/40                                                  187,000       199,337


                      3 | Oppenheimer Corporate Bond Fund

Oppenheimer Corporate Bond Fund

STATEMENT OF INVESTMENTS October 29, 2010* (Unaudited)

                                                             Principal
                                                              Amount        Value
                                                            ----------   -----------
INSURANCE CONTINUED
Genworth Financial, Inc., 7.70% Sr. Unsec. Unsub. Nts.,
6/15/20                                                     $  240,000   $   259,902
Gulf South Pipeline Co. LP, 5.75% Sr. Unsec. Nts.,
8/15/12(2)                                                      95,000       101,231
Hartford Financial Services Group, Inc. (The), 5.25% Sr.
Unsec. Nts., 10/15/11                                           31,000        32,126
Lincoln National Corp., 6.05% Jr. Unsec. Sub. Bonds,
4/20/67                                                        340,000       317,900
MetLife, Inc., 5.375% Sr. Unsec. Unsub. Nts., 12/15/12          30,000        32,486
PartnerRe Finance B LLC, 5.50% Sr. Unsec. Nts., 6/1/20         104,000       108,744
Prudential Financial, Inc., 3.625% Sr. Unsec. Unsub.
Nts., 9/17/12                                                   99,000       102,971
Swiss Re Capital I LP, 6.854% Perpetual Bonds(2, 3)            195,000       194,563
                                                                         -----------
                                                                           1,474,233
REAL ESTATE INVESTMENT TRUSTS--1.5%
AvalonBay Communities, Inc., 6.625% Sr. Unsec. Unsub.
Nts., 9/15/11                                                   13,000        13,575
BioMed Realty LP, 6.125% Sr. Unsec. Nts., 4/15/20(2)           100,000       108,910
Brandywine Operating Partnership LP, 5.75% Sr. Unsec.
Unsub. Nts., 4/1/12                                             16,000        16,612
Liberty Property LP, 7.25% Sr. Unsec. Unsub. Nts.,
3/15/11                                                         30,000        30,579
Mack-Cali Realty LP, 5.25% Sr. Unsec. Unsub. Nts.,
1/15/12                                                         12,000        12,396
Simon Property Group LP, 5% Sr. Unsec. Unsub. Nts.,
3/1/12                                                         101,000       104,539
WCI Finance LLC/WEA Finance LLC, 5.40% Sr. Unsec. Unsub.
Nts., 10/1/12(2)                                                48,000        51,217
                                                                         -----------
                                                                             337,828
HEALTH CARE--3.0%
BIOTECHNOLOGY--1.0%
Celgene Corp., 5.70% Sr. Unsec. Nts., 10/15/40                 215,000       214,832
HEALTH CARE EQUIPMENT & SUPPLIES--0.9%
Hospira, Inc., 5.60% Sr. Unsec. Unsub. Nts., 9/15/40           210,000       210,439
HEALTH CARE PROVIDERS & SERVICES--1.1%
Quest Diagnostics, Inc., 5.75% Sr. Unsec. Nts., 1/30/40        227,000       219,348
WellPoint, Inc., 5% Sr. Unsec. Unsub. Nts., 1/15/11             29,000        29,247
                                                                         -----------
                                                                             248,595
INDUSTRIALS--4.3%
AEROSPACE & DEFENSE--0.8%
Alliant Techsystems, Inc., 6.75% Sr. Sub. Nts., 4/1/16         107,000       111,548
BE Aerospace, Inc., 8.50% Sr. Unsec. Nts., 7/1/18               63,000        70,718
                                                                         -----------
                                                                             182,266
COMMERCIAL SERVICES & SUPPLIES--0.7%
Browning-Ferris Industries, Inc., 7.40% Sr. Unsec.
Debs., 9/15/35                                                  82,000        99,551
R.R. Donnelley & Sons Co., 5.625% Sr. Unsec. Nts.,
1/15/12                                                         30,000        30,714
Republic Services, Inc., 6.75% Sr. Unsec. Unsub. Nts.,
8/15/11                                                         26,000        27,128
                                                                         -----------
                                                                             157,393
INDUSTRIAL CONGLOMERATES--1.3%
General Electric Capital Corp., 5.25% Sr. Unsec. Nts.,
10/19/12                                                        90,000        97,212
Tyco International Ltd./Tyco International Finance SA,
6.875% Sr. Unsec. Unsub. Nts., 1/15/21                         163,000       202,899
                                                                         -----------
                                                                             300,111


                      4 | Oppenheimer Corporate Bond Fund

Oppenheimer Corporate Bond Fund

STATEMENT OF INVESTMENTS October 29, 2010* (Unaudited)

                                                             Principal
                                                              Amount        Value
                                                            ----------   -----------
MACHINERY--0.5%
SPX Corp., 6.875% Sr. Unsec. Nts., 9/1/17(2)             $     100,000   $   109,500
ROAD & RAIL--1.0%
CSX Corp., 5.50% Sr. Unsec. Nts., 4/15/41                      225,000       223,517
INFORMATION TECHNOLOGY--2.3%
COMMUNICATIONS EQUIPMENT--0.5%
Motorola, Inc., 8% Sr. Unsec. Nts., 11/1/11                     95,000       100,570
ELECTRONIC EQUIPMENT & INSTRUMENTS--0.9%
Agilent Technologies, Inc., 5% Sr. Unsec. Unsub. Nts.,
7/15/20                                                        193,000       207,336
SOFTWARE--0.9%
Oracle Corp., 5.375% Sr. Bonds, 7/15/40(2)                     196,000       205,887
MATERIALS--3.6%
CHEMICALS--1.8%
Airgas, Inc., 3.25% Sr. Nts., 10/1/15                          186,000       188,914
Ashland, Inc., 9.125% Sr. Unsec. Nts., 6/1/17                   95,000       109,963
CF Industries, Inc., 6.875% Sr. Unsec. Unsub. Nts.,
5/1/18                                                          97,000       110,823
                                                                         -----------
                                                                             409,700
CONTAINERS & PACKAGING--0.9%
Ball Corp., 7.125% Sr. Unsec. Nts., 9/1/16                     105,000       114,975
Sealed Air Corp., 7.875% Sr. Nts., 6/15/17                      93,000       102,286
                                                                         -----------
                                                                             217,261
METALS & MINING--0.9%
Freeport-McMoRan Copper & Gold, Inc., 8.375% Sr. Nts.,
4/1/17                                                         174,000       197,085
TELECOMMUNICATION SERVICES--7.3%
DIVERSIFIED TELECOMMUNICATION SERVICES--6.3%
AT&T, Inc., 6.30% Sr. Unsec. Bonds, 1/15/38                    380,000       419,839
British Telecommunications plc, 9.875% Bonds, 12/15/30         146,000       203,602
Frontier Communications Corp., 8.25% Sr. Unsec. Nts.,
4/15/17                                                        102,000       116,790
Qwest Corp., 7.625% Sr. Unsec. Unsub. Nts., 6/15/15            210,000       243,075
Telecom Italia Capital SA, 7.175% Sr. Unsec. Unsub.
Nts., 6/18/19                                                  100,000       120,794
Telefonica Emisiones SAU, 5.134% Sr. Unsec. Unsub. Nts.,
4/27/20                                                        100,000       109,812
Telus Corp., 8% Nts., 6/1/11                                    13,000        13,535
Verizon Communications, Inc., 6.40% Sr. Unsec. Nts.,
2/15/38                                                        180,000       205,018
                                                                         -----------
                                                                           1,432,465
WIRELESS TELECOMMUNICATION SERVICES--1.0%
American Tower Corp., 7% Sr. Unsec. Nts., 10/15/17             190,000       223,725
UTILITIES--6.6%
ELECTRIC UTILITIES--4.7%
Allegheny Energy Supply Co. LLC, 8.25% Bonds, 4/15/12(2)        91,000        98,356
Exelon Generation Co. LLC, 6.25% Sr. Unsec. Nts., 10/1/39      100,000       104,564
FirstEnergy Solutions Corp., 6.80% Sr. Unsec. Nts.,
8/15/39                                                        143,000       144,465
Great Plains Energy, Inc., 2.75% Sr. Unsec. Unsub. Nts.,
8/15/13                                                         20,000        20,175
Northeast Utilities, 7.25% Sr. Unsec. Nts., 4/1/12             109,000       118,013
Ohio Power Co., 5.375% Sr. Unsec. Nts., 10/1/21                200,000       227,206
Oncor Electric Delivery Co., 5.25% Sr. Sec. Bonds,
9/30/40(2)                                                     165,000       161,148


                      5 | Oppenheimer Corporate Bond Fund

Oppenheimer Corporate Bond Fund

STATEMENT OF INVESTMENTS October 29, 2010* (Unaudited)

                                                             Principal
                                                              Amount        Value
                                                            ----------   -----------
ELECTRIC UTILITIES CONTINUED
Texas-New Mexico Power Co., 9.50% Sec. Nts., 4/1/19(2)   $     150,000   $   196,638
                                                                         -----------
                                                                           1,070,565
GAS UTILITIES--0.4%
Florida Gas Transmission Co., 7% Sr. Unsec. Nts.,
7/17/12(2)                                                      77,000        83,252
MULTI-UTILITIES--1.5%
CMS Energy Corp., 6.25% Sr. Unsec. Nts., 2/1/20                105,000       112,241
NiSource Finance Corp., 10.75% Sr. Unsec. Nts., 3/15/16        166,000       222,839
                                                                         -----------
                                                                             335,080
                                                                         -----------
Total Corporate Bonds and Notes (Cost $19,686,457)                        20,138,134

                                                              Shares
                                                            ----------
INVESTMENT COMPANY--4.7%
Oppenheimer Institutional Money Market Fund, Cl. E,
0.25%(4, 5) (Cost $1,065,321)                                1,065,321     1,065,321
                                                            ----------   -----------
TOTAL INVESTMENTS, AT VALUE (COST $21,899,212)                    98.8%   22,366,066
Other Assets Net of Liabilities                                    1.2       266,150
                                                            ----------   -----------
Net Assets                                                       100.0%  $22,632,216
                                                            ==========   ===========

Footnotes to Statement of Investments

* October 29, 2010 is the last business day of the Fund's quarterly period. See accompanying Notes.

(1.) Represents the current interest rate for a variable or increasing rate security.

(2.) Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $4,156,573 or 18.37% of the Fund's net assets as of October 29, 2010.

(3.) This bond has no contractual maturity date, is not redeemable and contractually pays an indefinite stream of interest. Rate reported represents the current interest rate for this variable rate security.

(4.) Rate shown is the 7-day yield as of October 29, 2010.

(5.) Is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended October 29, 2010, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment adviser. Transactions during the period in which the issuer was an affiliate are as follows:

                                                         SHARES         GROSS        GROSS          SHARES
                                                     AUGUST 2, 2010   ADDITIONS   REDUCTIONS   OCTOBER 29, 2010
                                                     --------------   ---------   ----------   ----------------
Oppenheimer Institutional Money Market Fund, Cl. E         --         3,345,159    2,279,838       1,065,321

                                                        VALUE     INCOME
                                                     ----------   ------
Oppenheimer Institutional Money Market Fund, Cl. E   $1,065,321    $388


                      6 | Oppenheimer Corporate Bond Fund

Oppenheimer Corporate Bond Fund

STATEMENT OF INVESTMENTS October 29, 2010* (Unaudited)

VALUATION INPUTS

Various data inputs are used in determining the value of each of the Fund's investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

     1) Level 1-unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

     2) Level 2-inputs other than unadjusted quoted prices that are observable for the asset (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

     3) Level 3-significant unobservable inputs (including the Manager's own judgments about assumptions that market participants would use in pricing the asset).

The table below categorizes amounts as of October 29, 2010 based on valuation input level:

                                                                     LEVEL 3--
                                 LEVEL 1--         LEVEL 2--        SIGNIFICANT
                                 UNADJUSTED    OTHER SIGNIFICANT   UNOBSERVABLE
                               QUOTED PRICES   OBSERVABLE INPUTS      INPUTS         VALUE
                               -------------   -----------------   ------------   -----------
ASSETS TABLE
INVESTMENTS, AT VALUE:
Mortgage-Backed Obligations      $       --       $ 1,162,611           $--       $ 1,162,611
Corporate Bonds and Notes                --        20,138,134            --        20,138,134
Investment Company                1,065,321                --            --         1,065,321
                                 ----------       -----------           ---       -----------
Total Investments, at Value       1,065,321        21,300,745            --        22,366,066
OTHER FINANCIAL INSTRUMENTS:
Futures margins                      17,906                --            --            17,906
                                 ----------       -----------           ---       -----------
Total Assets                     $1,083,227       $21,300,745           $--       $22,383,972
                                 ----------       -----------           ---       -----------
LIABILITIES TABLE
OTHER FINANCIAL INSTRUMENTS:
Futures margins                  $  (22,172)      $        --           $--       $   (22,172)
                                 ----------       -----------           ---       -----------
Total Liabilities                $  (22,172)      $        --           $--       $   (22,172)
                                 ----------       -----------           ---       -----------

Currency contracts and forwards, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract's value from trade date. Futures, if any, are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.

SEE THE ACCOMPANYING NOTES FOR FURTHER DISCUSSION OF THE METHODS USED IN DETERMINING VALUE OF THE FUND'S INVESTMENTS, AND A SUMMARY OF CHANGES TO THE VALUATION METHODOLOGIES, IF ANY, DURING THE REPORTING PERIOD.

FUTURES CONTRACTS AS OF OCTOBER 29, 2010 ARE AS FOLLOWS:

                                                                                      UNREALIZED
                                              NUMBER OF   EXPIRATION                 APPRECIATION
CONTRACT DESCRIPTION               BUY/SELL   CONTRACTS      DATE         VALUE     (DEPRECIATION)
--------------------               --------   ---------   ----------   ----------   --------------
U.S. Treasury Long Bonds, 20 yr.       Sell          24     12/21/10   $3,142,500      $ 41,417
U.S. Treasury Nts., 2 yr.               Buy          15     12/31/10    3,299,765        11,307
U.S. Treasury Nts., 5 yr.              Sell          18     12/31/10    2,188,406       (26,039)
U.S. Treasury Nts., 10 yr.              Buy          38     12/21/10    4,798,688         9,173
                                                                                       --------
                                                                                       $ 35,858
                                                                                       ========


                      7 | Oppenheimer Corporate Bond Fund

Oppenheimer Corporate Bond Fund

STATEMENT OF INVESTMENTS October 29, 2010* (Unaudited)

NOTES TO STATEMENT OF INVESTMENTS

Funds commencement of operations was August 2, 2010.

QUARTERLY PERIOD. Since October 29, 2010 represents the last day during the Fund's quarterly period on which the New York Stock Exchange was open for trading, the Fund's financial statements have been presented through that date to maintain consistency with the Fund's net asset value calculations used for shareholder transactions.

SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading.

Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Unadjusted quoted prices in active markets for identical securities are classified as "Level 1," inputs other than unadjusted quoted prices for an asset that are observable are classified as "Level 2" and significant unobservable inputs, including the Manager's judgment about the assumptions that a market participant would use in pricing an asset or liability, are classified as "Level 3." The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. A table summarizing the Fund's investments under these levels of classification is included following the Statement of Investments.

Securities are valued using unadjusted quoted market prices, when available, as supplied primarily by portfolio pricing services approved by the Board of Trustees or dealers.

Securities traded on a registered U.S. securities exchange are valued based on the last sale price of the security reported on the principal exchange on which it is traded, prior to the time when the Fund's assets are valued. Securities whose principal exchange is NASDAQ(R) are valued based on the official closing prices reported by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the current day's closing "bid" and "asked" prices, and if not, at the current day's closing bid price. A foreign security traded on a foreign exchange is valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service used by the Manager, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the most recent official closing price on the principal exchange on which it is traded.

Shares of a registered investment company that are not traded on an exchange are valued at that investment company's net asset value per share.

U.S. domestic and international debt instruments (including corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and "money market-type" debt instruments with a remaining maturity in excess of sixty days are valued at the mean between the "bid" and "asked" prices utilizing price quotations obtained from independent pricing services or broker-dealers. Such prices are typically determined based upon information obtained from market participants including reported trade data, broker-dealer price quotations and inputs such as benchmark yields and issuer spreads from identical or similar securities.

"Money market-type" debt instruments with remaining maturities of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value.

In the absence of a readily available unadjusted quoted market price, including for securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of the securities' respective exchanges, the Manager, acting through its internal valuation committee, in good faith determines the fair valuation of that asset using consistently applied procedures under the supervision of the Board of Trustees (which reviews those fair valuations by the Manager). Those procedures include certain standardized methodologies to fair value securities. Such methodologies include, but are not limited to, pricing securities initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be adjusted for any discounts related to resale restrictions. When possible, such methodologies use observable market


                      8 | Oppenheimer Corporate Bond Fund

Oppenheimer Corporate Bond Fund

STATEMENT OF INVESTMENTS October 29, 2010* (Unaudited)

inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

There have been no significant changes to the fair valuation methodologies of the Fund during the period.

INVESTMENT IN OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND. The Fund is permitted to invest daily available cash balances in an affiliated money market fund. The Fund may invest the available cash in Class E shares of Oppenheimer Institutional Money Market Fund ("IMMF") to seek current income while preserving liquidity. IMMF is a registered open-end management investment company, regulated as a money market fund under the Investment Company Act of 1940, as amended. The Manager is also the investment adviser of IMMF. When applicable, the Fund's investment in IMMF is included in the Statement of Investments. Shares of IMMF are valued at their net asset value per share. As a shareholder, the Fund is subject to its proportional share of IMMF's Class E expenses, including its management fee. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund's investment in IMMF.

RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS

The Fund's investment objectives not only permit the Fund to purchase investment securities, they also allow the Fund to enter into various types of derivatives contracts, including, but not limited to, futures contracts, forward foreign currency exchange contracts, credit default swaps, interest rate swaps, total return swaps, and purchased and written options. In doing so, the Fund will employ strategies in differing combinations to permit it to increase, decrease, or change the level or types of exposure to market risk factors. Central to those strategies are features inherent to derivatives that make them more attractive for this purpose than equity and debt securities: they require little or no initial cash investment, they can focus exposure on only certain selected risk factors, and they may not require the ultimate receipt or delivery of the underlying security (or securities) to the contract. This may allow the Fund to pursue its objectives more quickly and efficiently than if it were to make direct purchases or sales of securities capable of effecting a similar response to market factors.

MARKET RISK FACTORS. In accordance with its investment objectives, the Fund may use derivatives to increase or decrease its exposure to one or more of the following market risk factors:

     COMMODITY RISK. Commodity risk relates to the change in value of commodities or commodity indexes as they relate to increases or decreases in the commodities market. Commodities are physical assets that have tangible properties. Examples of these types of assets are crude oil, heating oil, metals, livestock, and agricultural products.

     CREDIT RISK. Credit risk relates to the ability of the issuer to meet interest and principal payments, or both, as they come due. In general, lower-grade, higher-yield bonds are subject to credit risk to a greater extent than lower-yield, higher-quality bonds.

     EQUITY RISK. Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

     FOREIGN EXCHANGE RATE RISK. Foreign exchange rate risk relates to the change in the U.S. dollar value of a security held that is denominated in a foreign currency. The U.S. dollar value of a foreign currency denominated security will decrease as the dollar appreciates against the currency, while the U.S. dollar value will increase as the dollar depreciates against the currency.

     INTEREST RATE RISK. Interest rate risk refers to the fluctuations in value of fixed-income securities resulting from the inverse relationship between price and yield. For example, an increase in general interest rates will tend to reduce the market value of already issued fixed-income investments, and a decline in general interest rates will tend to increase their value. In addition, debt securities with longer maturities, which tend to have higher yields, are subject to potentially greater fluctuations in value from changes in interest rates than obligations with shorter maturities.

     VOLATILITY RISK. Volatility risk refers to the magnitude of the movement, but not the direction of the movement, in a financial instrument's price over a defined time period. Large increases or decreases in a financial instrument's price over a relative time period typically indicate greater volatility risk, while small increases or decreases in its price typically indicate lower volatility risk.

The Fund's actual exposures to these market risk factors during the period are discussed in further detail, by derivative type, below.

RISKS OF INVESTING IN DERIVATIVES. The Fund's use of derivatives can result in losses due to unanticipated changes in the market risk factors and the overall market. In instances where the Fund is using derivatives to decrease, or hedge, exposures to market risk factors


                      9 | Oppenheimer Corporate Bond Fund

Oppenheimer Corporate Bond Fund

STATEMENT OF INVESTMENTS October 29, 2010* (Unaudited)

for securities held by the Fund, there are also risks that those derivatives may not perform as expected resulting in losses for the combined or hedged positions.

Derivatives may have little or no initial cash investment relative to their market value exposure and therefore can produce significant gains or losses in excess of their cost. This use of embedded leverage allows the Fund to increase its market value exposure relative to its net assets and can substantially increase the volatility of the Fund's performance.

Additional associated risks from investing in derivatives also exist and potentially could have significant effects on the valuation of the derivative and the Fund. Typically, the associated risks are not the risks that the Fund is attempting to increase or decrease exposure to, per its investment objectives, but are the additional risks from investing in derivatives. Examples of these associated risks are liquidity risk, which is the risk that the Fund will not be able to sell the derivative in the open market in a timely manner, and counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to the Fund. Associated risks can be different for each type of derivative and are discussed by each derivative type in the notes that follow.

FUTURES CONTRACTS

A futures contract is a commitment to buy or sell a specific amount of a financial instrument at a negotiated price on a stipulated future date. The Fund may buy and sell futures contracts and may also buy or write put or call options on these futures contracts.

Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Fund's assets are valued.

Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses.

Futures contracts are reported on a schedule following the Statement of Investments. Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are noted in the Statement of Investments. Cash held by the broker to cover initial margin requirements on open futures contracts and the receivable and/or payable for the daily mark to market for the variation margin are noted in the Statement of Assets and Liabilities in the annual and semiannual reports. The net change in unrealized appreciation and depreciation is reported in the Statement of Operations in the annual and semiannual reports. Realized gains (losses) are reported in the Statement of Operations in the annual and semiannual reports at the closing or expiration of futures contracts.

The Fund has purchased futures contracts on various bonds and notes to increase exposure to interest rate risk.

The Fund has sold futures contracts on various bonds and notes to decrease exposure to interest rate risk.

During the period ended October 29, 2010, the Fund had an average market value of $8,159,339 and $4,755,943 on futures contracts purchased and sold, respectively.

Additional associated risks of entering into futures contracts (and related options) include the possibility that there may be an illiquid market where the Fund is unable to liquidate the contract or enter into an offsetting position and, if used for hedging purposes, the risk that the price of the contract will correlate imperfectly with the prices of the Fund's securities.

FEDERAL TAXES. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of October 29, 2010 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.


                      10 | Oppenheimer Corporate Bond Fund

Oppenheimer Corporate Bond Fund

STATEMENT OF INVESTMENTS October 29, 2010* (Unaudited)

Federal tax cost of securities          $21,899,212
Federal tax cost of other investments     2,731,689
                                        -----------
Total federal tax cost                  $24,630,901
                                        ===========
Gross unrealized appreciation           $   583,400
Gross unrealized depreciation               (80,688)
                                        -----------
Net unrealized appreciation             $   502,712
                                        ===========


                      11 | Oppenheimer Corporate Bond Fund

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 10/29/2010, the registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

(b) There have been no significant changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Exhibits attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Corporate Bond Fund


By: /s/ William F. Glavin, Jr.
    --------------------------------
    William F. Glavin, Jr.
    Principal Executive Officer

Date: 12/07/2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ William F. Glavin, Jr.
    --------------------------------
    William F. Glavin, Jr.
    Principal Executive Officer

Date: 12/07/2010


By: /s/ Brian W. Wixted
    --------------------------------
    Brian W. Wixted
    Principal Financial Officer

Date: 12/07/2010